Segment Information (Tables) - Orbitz	12 Months Ended
Dec. 31, 2014
Entity Information [Line Items]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
The table below presents net revenue by geographic area: the United States and all other countries.

Year Ended December 31,
2014
(in thousands)
Net revenue
United States	$674,079
All other countries	257,928
Total	$932,007

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country	The table below presents property and equipment, net, by geographic area.

December 31, 2014
(in thousands)
Long-lived assets
United States	$106,816
All other countries	5,016
Total	$111,832